Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Additional information (Details)	12 Months Ended
Dec. 31, 2023
Impairment losses and goodwill
Threshold percentage of aggregated share of groups listed subsidiaries on consolidated revenues (as a percent)	20.00%
Threshold percentage of aggregated share of groups listed subsidiaries on consolidated operating income (as a percent)	20.00%
Threshold percentage of aggregated share of groups listed subsidiaries on consolidated net income (as a percent)	20.00%